Schedule of convertible notes (Details) (Parenthetical) - USD ($)				1 Months Ended			6 Months Ended
	Mar. 15, 2024	May 26, 2023	May 15, 2023	Jan. 31, 2025	May 31, 2024	Apr. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Feb. 28, 2024
Line of Credit Facility [Line Items]
Advisory services payment							$ 97,277	$ 894,985
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Shares converted					700,000	700,000
Advisory services payment	$ 180,000		$ 180,000
Debt principal amount			712,254						$ 712,254
Debt with unpaid and accured interest			$ 731,373						$ 731,373
Accrued interests			8.00%						8.00%
Convertible Note			$ 911,373			$ 889,000			$ 911,373
James Tan Settlement Agreement [Member] | Mr. Meng Dong Tan [Member]
Line of Credit Facility [Line Items]
Debt principal amount		$ 22,500
Debt with unpaid and accured interest		$ 24,004
Accrued interests		8.00%
Maturity date		Mar. 15, 2024
Debt amount convertible		$ 24,004
Madam Chong Ah Kaw [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Shares converted				3,333
Interest Rate							6.00%
Maturity date							Jan. 01, 2025
Sarina Binti Md Amin [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Shares converted							999
Interest Rate							6.00%
Maturity date							Feb. 01, 2025
Rosli Bin Abd Latif [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Shares converted							999
Meng Dong (James) Tan [Member] | 8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name							10.00%
Mr Meng Dong James Tan [Member]
Line of Credit Facility [Line Items]
Interest Rate							10.00%